Financial risk management - Movements on the hedging reserve (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Movements on the hedging reserve
Hedging reserve, beginning balance	£ (1,000)	£ 4,002	£ 950
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	582	(4,482)	2,088
Reclassified to profit or loss	1,049	1,986	267
Change in fair value		(4,173)	1,715
Tax relating to above	(408)	1,667	(1,018)
Movement recognized in other comprehensive income	1,223	(5,002)	3,052
Hedging reserve, ending balance	223	(1,000)	4,002
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	6,216	12,885	8,815
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	582	(4,482)	2,088
Reclassified to profit or loss	1,049	1,986	267
Change in fair value		(4,173)	1,715
Movement recognized in other comprehensive income	1,631	(6,669)	4,070
Reclassified	(7,525)
Hedging reserve, before tax, ending balance	322	6,216	12,885
Movements on hedging reserve tax
Hedging reserve, tax, beginning balance	(7,216)	(8,883)	(7,865)
Movement recognized in other comprehensive income (loss), reserve of cash flow hedges, tax
Tax (expense)/credit relating to movements on hedges	(408)	1,667	(1,018)
Reclassified	7,525
Hedging reserve, tax, ending balance	(99)	(7,216)	(8,883)
Currency risk
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	1,069	(880)	1,004
Reclassified to profit or loss	347	332	287
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	(420)	128	(1,163)
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	1,069	(880)	1,004
Reclassified to profit or loss	347	332	287
Movement recognized in other comprehensive income	1,416	(548)	1,291
Hedging reserve, before tax, ending balance	996	(420)	128
Interest rate risk
Movement recognized in other comprehensive income, hedging reserve
Change in fair value		(4,173)	1,715
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance		4,173	2,458
Movement recognized in other comprehensive income, hedging reserve, before tax
Change in fair value		(4,173)	1,715
Movement recognized in other comprehensive income		(4,173)	1,715
Hedging reserve, before tax, ending balance			4,173
Other price risk
Movement recognized in other comprehensive income, hedging reserve
Exchange differences on hedged foreign exchange risks	(487)	(3,602)	1,084
Reclassified to profit or loss	702	1,654	(20)
Movements on hedging reserve before tax
Hedging reserve, before tax, beginning balance	6,636	8,584	7,520
Movement recognized in other comprehensive income, hedging reserve, before tax
Exchange differences on hedged foreign exchange risks	(487)	(3,602)	1,084
Reclassified to profit or loss	702	1,654	(20)
Movement recognized in other comprehensive income	215	(1,948)	1,064
Reclassified	(7,525)
Hedging reserve, before tax, ending balance	£ (674)	£ 6,636	£ 8,584